Share-based Payments - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Millions								6 Months Ended
	Jun. 01, 2024 $ / shares	May 01, 2024 $ / shares	Apr. 15, 2024 shares $ / shares	Apr. 11, 2024 shares $ / shares	Mar. 01, 2024 $ / shares	Feb. 01, 2024 $ / shares	Jan. 02, 2024 $ / shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2023 USD ($) shares
statement of Lineitems [Line Items]
Weighted average share price | $ / shares	$ 17.71	$ 24.57	$ 20.15	$ 22.31	$ 24.16	$ 29.95	$ 25.87
Number of share options exercisable in share-based payment arrangement								4,221,271	2,065,270
Expense from share-based payment transactions								€ 6.3	$ 5.3
Key management personnel of entity or parent [member]
statement of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement			230,000	485,000
Description of maximum term of options granted for share-based payment arrangement			April 15, 2034	April 11, 2034
Weighted average share price | $ / shares			$ 20.15	$ 22.31
Percentage of aggregate number of stock options shall vest on one year at grant date			25.00%	25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date			48.00%	48.00%
Key management personnel of entity or parent [member] | Restricted Stock Units [Member]
statement of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement								226,150
Percentage of aggregate number of stock options shall vest on one year at grant date								25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date								48.00%
Employees [Member] | Restricted Stock Units [Member]
statement of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement								281,644
Stock options granted to board of directors [Member]
statement of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement				70,000
Description of maximum term of options granted for share-based payment arrangement				April 11, 2034
Weighted average share price | $ / shares				$ 22.31
Percentage of aggregate number of stock options shall vest on one year at grant date				100.00%
Stock options granted to board of directors [Member] | Restricted Stock Units [Member]
statement of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement								23,335